Cover	Dec. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 29, 2021
Entity Registrant Name	LINCOLNWAY ENERGY, LLC
Entity File Number	000-51764
Entity Incorporation, State or Country Code	IA
Entity Tax Identification Number	20-1118105
Entity Address, Postal Zip Code	50201
Entity Address, State or Province	IA
Entity Address, City or Town	Nevada
Entity Address, Address Line One	59511 W. Lincoln Highway
City Area Code	515
Local Phone Number	232-1010
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001350420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false